SHARE-BASED COMPENSATION	12 Months Ended
Oct. 31, 2011
Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

Agilent accounts for share-based awards in accordance with the provisions of the revised accounting guidance which requires the measurement and recognition of compensation expense for all share-based payment awards made to our employees and directors including employee stock option awards, restricted stock units, employee stock purchases made under our ESPP and performance share awards granted to selected members of our senior management under the LTPP based on estimated fair values.

Description of Share-Based Plans

Employee stock purchase plan.    Effective November 1, 2000, we adopted the ESPP. Prior to November 1, 2008, under the provisions of the ESPP, eligible employees could contribute up to ten percent of their base compensation to purchase shares of our common stock at 85 percent of the lower of the fair market value at the entry date or the purchase date of each offering period, as defined by the ESPP. Effective November 1, 2008, the Compensation Committee of Board of Directors approved a change to our ESPP that eliminated the look back period. The ESPP will continue to allow eligible employees to purchase shares of our common stock at 85 percent of the purchase price, but only uses the purchase date to establish the fair market value. Shares authorized for issuance in connection with the ESPP are subject to an automatic annual increase of the lesser of one percent of the outstanding shares of common stock of Agilent on November 1, or an amount determined by the Compensation Committee of our Board of Directors. Under the terms of the ESPP, in no event shall the number of shares issued under the ESPP exceed 75 million shares.

Under our ESPP, employees purchased 1,205,431 shares for $43 million in 2011, 1,577,388 shares for $40 million in 2010 and 3,007,747 shares for $52 million in 2009. As of October 31, 2011, the number of shares of common stock authorized and available for issuance under our ESPP was 33,577,991. This excludes the number of shares of common stock to be issued to participants in consideration of the aggregate participant contributions totaling $24 million as of October 31, 2011.

Incentive compensation plans.    On November 19, 2008 and March 11, 2009, the Compensation Committee of Board of Directors and the stockholders, respectively, approved the Agilent Technologies, Inc. 2009 Stock Plan (the "2009 Stock Plan") to replace the Company's 1999 Stock Plan and 1999 Stock Non-Employee Director Stock Plan and subsequently reserved 25 million shares of Company common stock that may be issued under the 2009 Plan, plus any shares forfeited or cancelled under the 1999 Stock Plan. The 2009 Stock Plan provides for the grant of awards in the form of stock options, stock appreciation rights ("SARs"), restricted stock, restricted stock units ("RSUs"), performance shares and performance units with performance-based conditions on vesting or exercisability, and cash awards. The 2009 Plan has a term of ten years. As of October 31, 2011, 20,699,753 shares were available for future awards under the 2009 Stock Plan.

Stock options granted under the 2009 Stock Plans may be either "incentive stock options", as defined in Section 422 of the Internal Revenue Code, or non-statutory. Options generally vest at a rate of 25 percent per year over a period of four years from the date of grant and generally have a maximum contractual term of ten years. The exercise price for stock options is generally not less than 100 percent of the fair market value of our common stock on the date the stock award is granted.

Effective November 1, 2003, the Compensation Committee of the Board of Directors approved the LTPP, which is a performance stock award program administered under the 1999 and 2009 Stock Plans, for the company's executive officers and other key employees. Participants in this program are entitled to receive unrestricted shares of the company's stock after the end of a three-year period, if specified performance targets are met. LTPP awards are generally designed to meet the criteria of a performance award with the performance metrics and peer group comparison set at the beginning of the performance period. Based on the performance metrics the final award may vary from zero to 200 percent of the target award. The maximum contractual term for awards under the LTPP program is three years. We consider the dilutive impact of this program in our diluted net income (loss) per share calculation only to the extent that the performance conditions are met.

In March 2007, we began to issue restricted stock units under our share-based plans. The estimated fair value of the restricted stock unit awards granted under the Stock Plans is determined based on the market price of Agilent's common stock on the date of grant. Restricted stock units generally vest, with some exceptions, at a rate of 25 percent per year over a period of four years from the date of grant.

Impact of Share-based Compensation Awards

We have recognized compensation expense based on the estimated grant date fair value method under the revised authoritative guidance. For all share-based awards we have recognized compensation expense using a straight-line amortization method. As the guidance requires that share-based compensation expense be based on awards that are ultimately expected to vest, estimated share-based compensation has been reduced for estimated forfeitures.

The impact on our results for share-based compensation was as follows:

	Years Ended October 31,
	2011	2010	2009
	(in millions)
Cost of products and services	$16	$14	$14
Research and development	10	10	11
Selling, general and administrative	47	42	46
Total share-based compensation expense	$73	$66	$71

At October 31, 2011 there was no share-based compensation capitalized within inventory. Income tax benefit recognized in 2011, 2010 and 2009 in the statement of operations for share-based compensation was not material. The weighted average grant date fair value of options, granted in 2011, 2010 and 2009 was $12.48, $9.81 and $5.77 per share, respectively.

Included in the 2010 and 2009 expense is incremental expense for the acceleration of share-based compensation related to the announced workforce reduction plan was $2 million and $5 million respectively. In 2011 the expense for the acceleration of share-based compensation related to the announced workforce reduction plan was immaterial. Upon termination of the employees impacted by workforce reduction, the non-vested Agilent awards held by these employees immediately vest. Employees have a period of up to three months in which to exercise the Agilent options before such options are cancelled. In addition, in 2010, we reversed approximately $3 million of expense for the cancellation of non-vested awards related to the separation of a senior executive.

Valuation Assumptions

For all periods presented, the fair value of share based awards for employee stock option awards was estimated using the Black-Scholes option pricing model. For all periods presented, shares granted under the LTPP were valued using a Monte Carlo simulation. The estimated fair value of restricted stock unit awards was determined based on the market price of Agilent's common stock on the date of grant. The ESPP allows eligible employees to purchase shares of our common stock at 85 percent of the purchase price and uses the purchase date to establish the fair market value.

The following assumptions were used to estimate the fair value of employee stock options and LTPP grants.

	Years Ended October 31,
	2011	2010	2009
Stock Option Plans:
Weighted average risk-free interest rate	1.49%	2.19%	2.31%
Dividend yield	—%	—%	—%
Weighted average volatility	35%	37%	32%
Expected life	5.80 yrs	4.40 yrs	4.40 yrs
LTPP:
Volatility of Agilent shares	40%	39%	33%
Volatility of selected peer-company shares	20%-76%	20%-80%	17%-62%
Price-wise correlation with selected peers	55%	53%	35%

Both the Black-Scholes and Monte Carlo simulation fair value models require the use of highly subjective and complex assumptions, including the option's expected life and the price volatility of the underlying stock. For all the years presented, the expected stock price volatility assumption was determined using the historical volatility of Agilent's stock options over the most recent historical period equivalent to the expected life.

In 2009 and 2010 the expected life of our employee stock options was 4.4 years. In the first quarter of 2011, we revised our estimate of the expected life of our employee stock options from 4.4 to 5.8 years. For the grants awarded under the 2009 stock plan after November 1, 2010, we increased the period available to retirement eligible employees to exercise their options from three years at retirement date to the full contractual term of ten years. In developing our estimated life of our employee stock options of 5.8 years, we considered the historical option exercise behavior of our executive employees who were granted the majority of the options in the annual grants made during the three months ended January 31, 2011, which we believe is representative of future behavior.

Share-based Payment Award Activity

Employee Stock Options

The following table summarizes employee stock option award activity made to our employees and directors for 2011:

	Options Outstanding	Weighted Average Exercise Price
	(in thousands)
Outstanding at October 31, 2010	22,644	$28
Granted	1,342	$35
Exercised	(9,738)	$27
Cancelled/Forfeited/Expired	(1,177)	$42
Outstanding at October 31, 2011	13,071	$28

Forfeited and expired options from total cancellations in 2011 were as follows:

	Options Cancelled	Weighted Average Exercise Price
	(in thousands)
Forfeited	12	$29
Expired	1,165	$43
Total Options Cancelled at October 31, 2011	1,177	$42

The options outstanding and exercisable for equity share-based payment awards at October 31, 2011 were as follows:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
	(in thousands)	(in years)		(in thousands)	(in thousands)	(in years)		(in thousands)
$0 - 25	4,353	3.4	$19	$79,658	3,563	2.6	$19	$64,884
$25.01 - 30	1,606	7.2	$29	13,603	456	5.1	$29	4,125
$30.01 - 40	7,112	4.8	$33	32,243	5,551	3.8	$33	28,637
$40.01 & over	—	—	$—	—	—	—	$—	—
	13,071	4.7	$28	$125,504	9,570	3.4	$27	$97,646

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value, based on the company's closing stock price of $37.07 at October 31, 2011, which would have been received by award holders had all award holders exercised their awards that were in-the-money as of that date. The total number of in-the-money awards exercisable at October 31, 2011 was approximately 9 million.

The following table summarizes the aggregate intrinsic value of options exercised and the fair value of options granted in 2011, 2010 and 2009:

	Aggregate Intrinsic Value	Weighted Average Exercise Price	Value Using Black-Scholes Model
	(in thousands)
Options exercised in fiscal 2009	$7,836	$20
Black-Scholes value of options granted during fiscal 2009			$6
Options exercised in fiscal 2010	$72,325	$25
Black-Scholes value of options granted during fiscal 2010			$10
Options exercised in fiscal 2011	$164,738	$27
Black-Scholes value of options granted during fiscal 2011			$12

As of October 31, 2011, the unrecognized share-based compensation costs for outstanding stock option awards, net of expected forfeitures, was approximately $12 million which is expected to be amortized over a weighted average period of 2.4 years. The amount of cash received from the exercise of share-based awards granted was $304 million in 2011, $299 million in 2010 and $71 million in 2009. See Note 5, "Provision for Income Taxes" for the tax impact on share-based award exercises.

Non-vested Awards

The following table summarizes non-vested award activity in 2011 primarily for our LTPP and restricted stock unit awards:

	Shares	Weighted Average Grant Price
	(in thousands)
Non-vested at October 31, 2010	3,284	$29
Granted	1,594	$37
Vested	(1,322)	$33
Forfeited	(78)	$33
FY2008 LTPP Incremental Issuance	126	$35
Non-vested at October 31, 2011	3,604	$31

As of October 31, 2011, the unrecognized share-based compensation costs for non-vested restricted stock awards, net of expected forfeitures, was approximately $50 million which is expected to be amortized over a weighted average period of 2.5 years. The total fair value of restricted stock awards vested was $43 million for 2011, $35 million for 2010 and $25 million for 2009.